Shareholders’ equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Shareholders’ equity	Shareholders’ equity
The authorized share capital of the Company as of December 31, 2023 and 2022 was $140,010,000 represented by 140,010,000 authorized common shares of par value $1.00 each.

In April 2023, the Company completed its IPO in the U.S, whereby the Company issued 7,720,000 common shares of par value $1.00 each at an offering price of $5.80 per common share and subsequently issued an additional 910,000 common shares of par value $1.00 each in a partial exercise of the over-allotment option in May 2023. Net proceeds from the offering amounted to $44.9 million which were used for funding acquisitions of newbuildings on order, repayment of indebtedness, funding our working capital needs and general corporate purposes.
In December 2023, the Company issued 3,117,143 common shares of par value $1.00 each in a private placement at a price of $5.64 per share. Net proceeds amounted to $16.9 million which are being used for funding acquisitions of newbuildings on order, repayment of indebtedness, funding our working capital needs and general corporate purposes.